Net Loss per Share	12 Months Ended
Dec. 31, 2018
AmpliPhi Biosciences Corporation [Member]
Net Loss per Share

5. Net Loss per Share

The following table sets forth the computation of basic and diluted net loss per common share for the periods indicated:

	Year Ended
	December 31,
	2018	2017
Basic and diluted net loss per share calculation:
Net loss, basic	$(12,110,000)	$(12,838,000)
Change in fair value of November 2016 warrants	(55,000)	(1,524,000)
Net loss, diluted	$(12,165,000)	$(14,362,000)
Weighted average shares outstanding, basic	18,980,796	6,387,425
Net loss per share, basic	$(0.64)	$(2.01)
Weighted average shares outstanding, diluted	19,059,895	6,574,117
Net loss per share, diluted	$(0.64)	$(2.18)

The $1,524,000 change in fair value of November 2016 warrants for the year ended December 31, 2017 represented a net gain from reduction in the fair value of the warrants starting in April 2017 when the warrants became in the money from exercise price downward adjustments made through December 31, 2017. The dilutive effect of the November 2016 warrants on net loss per share of common stock (diluted) reflects these exercise price adjustments.

The following outstanding securities at December 31, 2018 and 2017 have been excluded from the computation of diluted weighted average shares outstanding for the years ended December 31, 2018 and 2017, as they would have been anti-dilutive:

	Year Ended
	December 31,
	2018	2017
Options	1,150,065	1,115,865
Warrants	26,961,187	8,225,087
Total	28,111,252	9,340,952

C3J [Member]
Net Loss per Share

6.      Net Loss per Share

The following outstanding securities at December 31, 2018 and 2017 have been excluded from the computation of diluted weighted average shares outstanding for the years ended December 31, 2018 and 2017, as they would have been anti-dilutive:

	Year Ended
	December 31,
	2018	2017
Options	136,479	156,009
Restricted Stock Awards	416,871	420,882
Total	553,350	576,891